Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Summary of the components of financing receivables
A summary of the components of the company’s financing receivables is presented as follows:

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2024:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$7,425	$3,406	$1,322	$900	$13,052
Unearned income	(547)	(344)	—	—	(891)
Unguaranteed residual value	—	479	—	—	479
Amortized cost	$6,878	$3,540	$1,322	$900	$12,639
Allowance for credit losses	(73)	(50)	(5)	—	(128)
Total financing receivables, net	$6,804	$3,491	$1,317	$900	$12,512
Current portion	$3,535	$1,408	$1,317	$900	$7,159
Noncurrent portion	$3,269	$2,083	$—	$—	$5,353

($ in millions)
	Client Financing Receivables
	Client Loan and Installment Payment Receivables (Loans)	Investment in Sales-Type and Direct Financing Leases	Commercial Financing Receivables
At December 31, 2023:			Held for Investment	Held for Sale (1)	Total
Financing receivables, gross	$7,060	$4,261	$1,160	$692	$13,173
Unearned income	(486)	(429)	—	—	(915)
Unguaranteed residual value	—	458	—	—	458
Amortized cost	$6,574	$4,290	$1,160	$692	$12,716
Allowance for credit losses	(87)	(63)	(6)	—	(156)
Total financing receivables, net	$6,486	$4,227	$1,155	$692	$12,560
Current portion	$3,427	$1,520	$1,155	$692	$6,793
Noncurrent portion	$3,059	$2,707	$—	$—	$5,766
(1)The carrying value of the receivables classified as held for sale approximates fair value.

Schedule of transfer of commercial financing assets
The following table presents the total amount of commercial financing receivables transferred.

($ in millions)
For the year ended December 31:	2024	2023
Commercial financing receivables
Receivables transferred during the period	$7,860	$9,248
Receivables uncollected at end of period (1)	$1,150	$1,600
(1)Of the total amount of commercial financing receivables sold and derecognized from the Consolidated Balance Sheet, the amounts presented remained uncollected from business partners as of December 31, 2024 and 2023.

Schedule of financing receivables and allowance for credit losses by class
The following tables present the amortized cost basis for client financing receivables at December 31, 2024 and 2023, further segmented by three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific. The commercial financing receivables portfolio segment is excluded from the tables in the sections below as the receivables are short term in nature and the current estimated risk of loss and resulting impact to the company’s financial results are not material.

($ in millions)
At December 31, 2024:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$5,861	$3,128	$1,429	$10,418
Allowance for credit losses
Beginning balance at January 1, 2024	$92	$48	$11	$150
Write-offs	(2)	(1)	0	(3)
Recoveries	1	0	0	1
Additions/(releases)	(10)	0	(2)	(12)
Other (1)	(11)	(2)	0	(14)
Ending balance at December 31, 2024	$69	$45	$9	$123

($ in millions)
At December 31, 2023:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$6,488	$3,007	$1,368	$10,863
Allowance for credit losses
Beginning balance at January 1, 2023	$88	$60	$20	$168
Write-offs	(9)	(1)	(8)	(18)
Recoveries	0	2	3	5
Additions/(releases)	5	(14)	(4)	(12)
Other (1)	7	1	(1)	8
Ending balance at December 31, 2023	$92	$48	$11	$150
(1)Primarily represents translation adjustments.

Schedule of past due financing receivables

($ in millions)
At December 31, 2024:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$5,861	$66	$7	$1	$62
EMEA	3,128	29	1	0	28
Asia Pacific	1,429	8	0	0	7
Total client financing receivables	$10,418	$103	$8	$1	$97

($ in millions)
At December 31, 2023:	Total Amortized Cost	Amortized Cost > 90 Days (1)	Amortized Cost > 90 Days and Accruing (1)	Billed Invoices > 90 Days and Accruing	Amortized Cost Not Accruing (2)
Americas	$6,488	$111	$40	$6	$71
EMEA	3,007	31	1	1	31
Asia Pacific	1,368	9	1	0	8
Total client financing receivables	$10,863	$151	$43	$7	$110
(1)At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)Of the amortized cost not accruing, there was a related allowance of $94 million and $106 million at December 31, 2024 and 2023, respectively. Financing income recognized on these receivables was immaterial for the years ended December 31, 2024 and 2023.

Schedule of amortized cost by credit quality indicator
The following tables present the amortized cost basis for client financing receivables by credit quality indicator at December 31, 2024 and 2023, respectively. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators reflect mitigating credit enhancement actions taken by customers which reduce the risk to IBM. Gross write-offs by vintage year at December 31, 2024 were not material.

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2024:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2024	$2,080	$621	$1,145	$514	$616	$77
2023	1,372	310	341	258	285	19
2022	950	113	408	194	254	26
2021	233	24	125	27	69	5
2020	43	17	29	15	36	8
2019 and prior	53	44	37	35	26	7
Total	$4,732	$1,129	$2,085	$1,043	$1,287	$142

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2023:	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C	Aaa - Baa3	Ba1 - C
Vintage year
2023	$2,292	$1,028	$750	$520	$501	$70
2022	1,645	268	687	374	386	42
2021	655	85	284	83	110	40
2020	205	79	106	60	97	22
2019	104	23	58	38	40	8
2018 and prior	55	50	16	30	39	12
Total	$4,955	$1,533	$1,901	$1,106	$1,174	$195